Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2023
Kč in Millions, $ in Millions, $ in Millions
	USD ($)	MXN ($)	CZK (Kč)
Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč			Kč 1,641
2024 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč			Kč 1,641
Canada, Dollars
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (681)
Canada, Dollars | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.313
Foreign exchange forward contract, Sales Exchange Rate	0.779
Canada, Dollars | 2024 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 18
Canada, Dollars | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (397)
Canada, Dollars | 2025 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.352
Foreign exchange forward contract, Sales Exchange Rate	0.78
Canada, Dollars | 2025 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 4
Canada, Dollars | 2025 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	(234)
Canada, Dollars | 2026 [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (72)
Canada, Dollars | 2026 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.782
United States of America, Dollars
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 4,424
United States of America, Dollars | 2024 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.043
United States of America, Dollars | 2024 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		4,104
United States of America, Dollars | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)		0
United States of America, Dollars | 2025 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.045
United States of America, Dollars | 2025 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 320
Euro Member Countries, Euro
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (32)
Euro Member Countries, Euro | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.87
Foreign exchange forward contract, Sales Exchange Rate	1.141
Euro Member Countries, Euro | 2024 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.037
Euro Member Countries, Euro | 2024 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 23
Euro Member Countries, Euro | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (40)
Euro Member Countries, Euro | 2025 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.941
Foreign exchange forward contract, Sales Exchange Rate	1.076
Euro Member Countries, Euro | 2025 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 1
Euro Member Countries, Euro | 2025 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (16)